As filed with the U.S. Securities and Exchange Commission on May 16, 2016

Securities Act File No. 333-72511

Investment Company Act File No. 811-09237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27

(Check appropriate box or boxes)

Calamos Advisors Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court Naperville, Illinois	60563
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 16th day of May, 2016.

CALAMOS ADVISORS TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Trustee and President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title		Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer))		May 16, 2016
John P. Calamos, Sr.		)
)

/s/ John E. Neal*	Trustee	)	May 16, 2016
John E. Neal		)
)

/s/ William Rybak*	Trustee	)	May 16, 2016
William Rybak		)
)

/s/ Stephen B. Timbers*	Trustee	)	May 16, 2016
Stephen B. Timbers		)
)

/s/ David D. Tripple*	Trustee	)	May 16, 2016
David D. Tripple		)
)

/s/ Virginia G. Breen*	Trustee	)	May 16, 2016
Virginia G. Breen		)
)

/s/ Theresa A. Hamacher *	Trustee	)	May 16, 2016
Theresa A. Hamacher		)
)

/s/ Nimish S. Bhatt	Vice President and Chief Financial Officer	)	May 16, 2016
Nimish S. Bhatt		)
)

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2015, and in Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2016.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact May 16, 2016

Exhibit Index

Exhibit Number	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase